Exchange Act-Forms
                                    FORM 13F

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 9/30/02
            Check here if Amendment [X]; Amendment Number: 1
                        This Amendment (Check only one.):
                        [X] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Benchmark Capital Management Co., L.L.C.
________________________________________________________________________________

Address:  2480 Sand Hill Road, Suite 200, Menlo Park, CA 94025__________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:  28-05409 ________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven M. Spurlock

Title:  Managing Member

Phone:  650 854-8180

Signature, Place, and Date of Signing:

/s/ Steven M. Spurlock__________________________________________________________
[Signature]

Menlo Park, CA__________________________________________________________________
[City, State]

February 25, 2003_______________________________________________________________
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13FCOMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
                                                --------------

Form 13F Information Table Entry Total:                      3
                                                --------------

Form 13F Information Table Value Total:              $   1,825
                                                --------------
                                                    (thousands)

List of Other Included Managers:                         NONE

                           FORM 13F INFORMATION TABLE

                                                                                                            Voting Authority
                            Title                    Value       Shares/  Sh/   Put/  Invstmt   Other       ----------------
Name of Issuer            of class        CUSIP     (x$1000)     PrnAmt   Prn   Call  Dscretn  Managers    Sole      Shared    None
--------------            --------        -----     --------     ------   ---   ----  -------  --------    ----      ------    ----
Blue Coat Systems, Inc.    Common       09534T508      835       211,477  SH           Sole                211,477       0       0
DiTech Communications      Common       25500M103      271       162,018  SH           Sole                162,018       0       0
Kana Communications, Inc.  Common       483600102      719       898,336  SH           Sole                898,336       0       0
                                            --------------
                                            TOTAL    1,825
                                            --------------